CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
5.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of financial statements in conformity with professional accounting standards requires the Company to make accounting estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The making of such estimates involves TGS using assumptions and presumptions that are based on a number of factors, including past trends, events known at the date of issuance of these financial statements, and expectations of future events and their outcomes.

5.a) Impairment of PPE

As mentioned in Note 4.j), the Company periodically evaluates the existence of significant events or changes that could have an adverse effect on the Company or will take place in the near future that could affect the recoverable amount of PPE. PPE is tested to assess whether an impairment or reversal of a previous impairment is required when significant changes took place during the period or will take place in the near future indicating that the recoverable value of the PPE amounts may be affected. These evaluations are performed at the lowest level for which identifiable cash flows exist, i.e., for each CGU. The Company considers each business segment as a CGU.

•	When assessing whether an impairment indicator may exist, TGS evaluates both internal and external sources of information, such as the following:
•	Whether significant decreases in the market values of PPE elements took place.
•	Whether prices of the main products and services that are marketed decreased.
•	Whether significant changes in the regulatory framework were introduced.
•	Whether operating costs suffered a materially increase.
•	Whether evidence of obsolescence or physical damage has occurred.
•	Whether the macroeconomic situation in which TGS carries out its activities, including significant variations in the sale prices of products, raw materials, interest rates, etc, has worsen.

Since August 2019, the main macroeconomic and business variables in Argentina suffered a significant deterioration. This situation was aggravated in 2020 by the negative consequences that COVID had on Argentina's economic situation which led the Argentine Government to take a series of measures even affecting the regulatory framework of the natural gas transportation segment (see Notes 1 and 17). Given these indicators of impairment of the book value of PPE, the recoverable value of each of Natural Gas Transportation segment and the Other Services CGUs have been calculated based on its value in use.

The value in use of PPE is sensitive to significant variation in the assumptions applied, including the determination of future tariffs determined by the Argentine Government in the Natural Gas Transportation segment, and the expectation of business development in the Vaca Muerta area in the Other Services segment.

The value in use is calculated based on the basis of discounted future cash flows. The projected cash flows are prepared taking into account: (i) for assets associated with the Natural Gas Transportation segment, estimates of future tariff adjustments and the recognition of cost adjustments, (ii) for assets associated with the Other Services segment, future expectation of the need of Vaca Muerta gas producers to evacuate untreated natural gas, (iii) projections of the future costs and investments to be incurred and (iv) expected macroeconomic variables such as interest rates, inflation, foreign exchange rates, among others. The discount rate is based on a weighted average cost of capital ("WACC").

In performing the analysis for the Natural Gas Transportation segment, the Company considered among others: (i) the status of the negotiations with the Argentine Government, (ii) the contractual rights derived from the License, (iii) Management´s expectations with respect to the transitional tariff increase to be granted until the new RTI is finalized, (iv) Management´s expectation of the outcome of the new RTI process and (v) the impact of a cost monitoring scheme that allows for semi-annual adjustments to current tariffs.

The Company has prepared, for the Natural Gas Transportation segment, three different estimates of the expected cash flows by sensitizing its main variables (as described above) and assigning probabilities of occurrence based on experience and considering the current socio-economic context, as follows:

a) Base scenario: probability of occurrence assigned 70%.
b) Optimistic scenario: probability of occurrence assigned 10%.
c) Pessimistic scenario: probability of occurrence assigned 20%.

In all scenarios, the discount rate used, the WACC, is 12.4%, measured in US dollars.

In order to make the comparison between the expected cash flow and the book value of the assets assigned to the Natural Gas Transportation segment, the Company has used a weighting of the scenarios, in accordance with the probabilities mentioned above, to determine the expected value in use.

As of December 31, 2020, the assessment of recoverability of the CGU of the Natural Gas Transportation segment resulted in the recognition of impairment losses of Ps. 3,114,056 (before taxes) which is recorded within "Impairment of Property, plant and equipment" in the Statement of Comprehensive Income for the year ended December 31, 2020.

The Company has performed a sensitivity analysis with respect to: i) the probability of occurrence of each scenario and has concluded that an increase of up to 80 percentage points in the weighted probability of the pessimistic case (from 20% to 100%) and a reduction in the probability of occurrence of the optimistic scenario and the probability of occurrence of the base scenario (reducing each of them to zero) would imply an increase in the impairment loss of approximately Ps. 5,393,575 (before taxes), and ii) the discount rate where a 1% increase in the discount rate would imply an increase in the impairment loss of approximately Ps. 906,660.

To perform the analysis of the Other Services segment, the Company relied on the future expectation of the need of Vaca Muerta gas producers to evacuate untreated natural gas to extend current firm transportation contracts, and on projections of contractual tariffs based on the international inflation index.

Based on the above analysis, the Company did not identify the need to record any impairment of the PPE amounts of the latter business segment as of December 31, 2020.

As of December 31, 2020, the Company’s book value of PPE related to Natural Gas Transportation and Other services cash-generating units tested for impairment are described as follows:

		In millions
	Amounts before impairment charge	Impairment charge	Amounts after impairment charge
Natural Gas Transportation	70,036	(3,114)	66,922
Other services	25,152	-	25,152
Total	95,188	(3,114)	92,074

Besides, for the year ended on December 31, 2019 we performed impairment tests. Based on those we did not record impairment losses of components of property, plant and equipment as of December 31, 2019. Meanwhile, no impairment indicators were identified during the year ended December 31, 2018.

The estimated recoverable amounts of PPE items are sensitive to significant variation in the assumptions applied. In either case, there can be no assurance with certainty that the actual cash flows arising from these circumstances will be in line with the assumptions applied in determining the values in use. Therefore, significant differences could arise in the future in relation to the estimated values in use.

5.b) Provisions for legal and other claims

The Company has recorded certain contingent liabilities related to legal, judicial or extrajudicial actions, claims and administrative proceedings, including those of a legal and regulatory nature. The Company records liabilities when their occurrence is probable and when a reliable estimate of their amount can be made. Provisions are based on events known to the Company at the date of issuance of its financial statements, their probability of occurrence, its estimates of the outcome of such matters and the experience of its legal advisors in contesting, litigating and settling other matters. To the extent that there are more elements of judgment that allow improving the evaluation of contingencies, there will be changes in the estimates of future charges, which could have an impact on the Company's future results and its economic and/or financial situation.

5.c) Income tax

Deferred tax assets are recognized for all tax loss carryforwards to the extent that it is probable that there will be a taxable profit against which the tax loss can be utilized. Determining the amount of deferred tax assets that can be recognized requires significant judgments to be made by management based on the likely timing and level of future tax benefits, together with future tax planning strategies and macroeconomic variables that impact the business.

On December 29, 2017, the PEN enacted and put into effect through Decree 1112/2017 a tax reform sanctioned in the National Congress through Law No. 27,430 (the "Tax Reform") whereby a decrease in tax rates was determined. Subsequently, through the enactment of the Law of Social Solidarity and Productive Reactivation in the Framework of Public Emergency No. 27,541 ("Solidarity Law"), the Argentine Government defined the postponement of the reduction of the current tax rate for fiscal years beginning on or after January 1, 2021.

Based on the estimates made as of December 31, 2020, the Company has not recognized as a deferred asset almost all of the specific loss generated by negative exchange differences in 2020 derived from financial instruments traded abroad.

More detailed information on income tax is included in Note 14 "Income tax and deferred income tax".